Borrowings and Debt Securities - Repayment schedule of borrowings and debt securities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	₩ 4,727,186	₩ 4,453,611
Debt Securities	63,261,668	56,695,855
Less than 1 year
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,316,134	1,173,596
Debt Securities	7,545,485	6,790,778
1~5 Years
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	2,113,404	1,911,226
Debt Securities	31,552,963	30,175,734
Over 5 Years
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,297,648	1,368,789
Debt Securities	₩ 24,163,220	₩ 19,729,343